Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE
10.	EARNINGS PER SHARE

The calculation of the basic earnings per share attributable to the owners of the Company is based on the following data:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Earnings figures are calculated as follows:
Profit for the period attributable to Class A ordinary shares	24,605	2,988
Profit for the period attributable to Class B ordinary shares	2,387	2,395

Number of shares
	’000	’000

Weighted average number of Class A ordinary shares outstanding	44,175	24,067
Weighted average number of Class B ordinary shares outstanding	4,286	19,286

The weighted average number of ordinary shares for the purpose of basic earnings per share has been adjusted for the share subdivision and reclassification and re-designation of shares on June 3, 2025.

The computation of diluted earnings per share does not assume the exercise of the Company’s warrants because the exercise price of those warrants was higher than the average market price for shares for the six months ended June 30, 2026 and 2025.